Note 17 - Property, Plant, and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Balance at beginning of period		$ 82,078
Additions **		19,915		$ 20,949
Balance at end of period		97,427		82,078
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		109,052		88,079
Additions **	[1]	19,915		20,949
Impairments		(822)	[2]	(12)
Disposals and scrappings				(2)
Reallocations between asset classes
Foreign exchange movement		(116)		38
Assets held for sale		(214)
Balance at end of period		127,815		109,052
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		26,974		23,206
Impairments		(614)
Foreign exchange movement		(43)		5
Balance at end of period		30,388		26,974
Depreciation for the year		4,071		3,763
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,798
Balance at end of period		5,928		5,798
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		9,434		8,367
Additions **	[1]
Impairments			[2]
Disposals and scrappings
Reallocations between asset classes		1,068		1,051
Foreign exchange movement		(23)		16
Assets held for sale		(140)
Balance at end of period		10,339		9,434
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		3,636		2,950
Impairments
Foreign exchange movement
Balance at end of period		4,411		3,636
Depreciation for the year		775		686
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		56,326
Balance at end of period		68,688		56,326
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		61,498		45,078
Additions **	[1]	18,719		17,464	[3]
Impairments		(60)	[2]
Disposals and scrappings
Reallocations between asset classes		(5,525)		(1,051)
Foreign exchange movement		(49)		7
Assets held for sale		(74)
Balance at end of period		74,509		61,498
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,172		4,541
Impairments
Foreign exchange movement
Balance at end of period		5,821		5,172
Depreciation for the year		649		631
Tangible exploration and evaluation assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		6,967
Balance at end of period		6,967		6,967
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		6,967		6,967
Additions **	[1]
Impairments			[2]
Disposals and scrappings
Reallocations between asset classes
Foreign exchange movement
Assets held for sale
Balance at end of period		6,967		6,967
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period
Impairments
Foreign exchange movement
Balance at end of period
Depreciation for the year
Machinery [member]
Statement Line Items [Line Items]
Balance at beginning of period		12,499
Balance at end of period		15,318		12,499
Machinery [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		27,881		24,536
Additions **	[1]	899		3,377
Impairments		(529)	[2]	(12)
Disposals and scrappings
Reallocations between asset classes		4,457		(20)
Foreign exchange movement		(33)
Assets held for sale
Balance at end of period		32,675		27,881
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		15,382		13,229
Impairments		(429)
Foreign exchange movement
Balance at end of period		17,357		15,382
Depreciation for the year		2,404		2,153
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period		182
Balance at end of period		274		182
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		943		876
Additions **	[1]	202		36
Impairments		(216)	[2]
Disposals and scrappings
Reallocations between asset classes				20
Foreign exchange movement		(6)		11
Assets held for sale
Balance at end of period		923		943
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		761		642
Impairments		(170)
Foreign exchange movement		(41)		4
Balance at end of period		649		761
Depreciation for the year		99		115
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period		306
Balance at end of period		252		306
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		2,329		2,255
Additions **	[1]	95		72
Impairments		(17)	[2]
Disposals and scrappings				(2)
Reallocations between asset classes
Foreign exchange movement		(5)		4
Assets held for sale
Balance at end of period		2,402		2,329
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		2,023		1,844
Impairments		(15)
Foreign exchange movement		(2)		1
Balance at end of period		2,150		2,023
Depreciation for the year		$ 144		$ 178

[1]	Included in additions is an amount of $19,323 (2017: $17,731) relating to capital work in progress ("CWIP") and contains $61 (2017:$ 103) of borrowing costs capitalised from the term loan. As at year end $ $62,624 of CWIP was included in the closing balance (2017: $34,086).
[2]	Items of Property, plant and equipment were impaired during 2018 certain CWIP projects being cancelled and underground equipment that could not be verified.
[3]	Included in additions to mine development, infrastructure and other assets is an amount of $161 (2017: $218) relating to rehabilitation asset capitalised, refer note 25.